STOCKHOLDER'S EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income
The following table provides the components of changes in AOCI for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Balance at the beginning of period	$2	$2
Derivative instruments
Reclassification of deferred tax effects on interest rate cash flow hedges stranded in AOCI, subject to the TCJA, into retained earnings	1	—
Total other comprehensive income, net of tax (a) (b) (c)	1	—
Balance at the end of period	$3	$2

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(a)	Includes loss on interest rate swaps relating to interest rate cash flow hedges, net of tax, of less than $1 million for the three months ended March 31, 2017.

(b)	Includes unrealized gains on available-for-sale securities, net of tax, of less than $1 million for the three months ended March 31, 2017.

(c)	Includes reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense, net of tax, of less than $1 million for the three months ended March 31, 2018 and 2017.

The following table provides the components of changes in AOCI for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
(In millions)	2017	2016	2015
Balance at the beginning of period	$2	$4	$5
Derivative instruments
Reclassification of net loss relating to interest rate cash flow hedges from AOCI to earnings (net of tax of $1 for the years ended December 31, 2017 and 2016) (a)	1	1	—
Loss on interest rate swaps relating to interest rate cash flow hedges (net of tax of $1, $2 and $1 for the years ended December 31, 2017, 2016 and 2015, respectively)	(1)	(3)	(1)
Total other comprehensive loss, net of tax	—	(2)	(1)
Balance at the end of period (b)	$2	$2	$4

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(a)	The reclassification of the net loss relating to interest rate cash flow hedges is reported in interest expense on a pre-tax basis.

(b)	Includes unrealized gains and losses on available-for-sale securities, net of tax, of less than $1 million for the years ended December 31, 2017, 2016 and 2015.